Related parties - Transactions with key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-executive directors
Disclosure of transactions between related parties [line items]
Total remuneration	€ 977	€ 977	€ 1,048